Long-Term Debt and Short-Term Borrowings	12 Months Ended
Dec. 31, 2013
Long-Term Debt and Short-Term Borrowings
Long-Term Debt and Short-Term Borrowings

NOTE 9. Long-Term Debt and Short-Term Borrowings

The following debt tables reflect interest rates, including the effects of interest rate swaps, as of December 31, 2013. Carrying value includes the impact of derivative/hedging activity. Long-term debt and short-term borrowings as of December 31 consisted of the following:

Long-Term Debt
	Currency/	Effective	Final
(Millions)	Fixed vs.	Interest	Maturity	Carrying Value
Description / 2013 Principal Amount	Floating	Rate	Date	2013	2012
Eurobond (775 million Euros)	Euro Fixed	4.30%	2014	$1,075	$1,034
Medium-term note ($1 billion)	USD Fixed	1.62%	2016	995	994
Medium-term note	USD Fixed	― %	―	―	850
30-year bond ($750 million)	USD Fixed	5.73%	2037	748	747
Medium-term note ($650 million)	USD Fixed	1.10%	2017	648	647
Medium-term note ($600 million)	USD Fixed	2.17%	2022	592	592
Eurobond (300 million Euros)	Euro Fixed	1.97%	2021	411	―
Eurobond (300 million Euros)	Euro Floating	0.57%	2021	404	―
Eurobond (250 million Euros)	Euro Floating	0.43%	2014	349	349
30-year debenture ($330 million)	USD Fixed	6.01%	2028	346	347
UK borrowing (66 million GBP)	GBP Floating	1.35%	2015	109	106
Floating rate note ($97 million)	USD Floating	0.00%	2041	97	97
Floating rate note ($59 million)	USD Floating	0.00%	2044	59	59
Other borrowings	Various	0.64%	2014-2040	79	80
Total long-term debt				$5,912	$5,902
Less: current portion of long-term debt				1,586	986
Long-term debt (excluding current portion)				$4,326	$4,916

Short-Term Borrowings and Current Portion of Long-Term Debt

	Effective	Carrying Value
(Millions)	Interest Rate	2013	2012
Current portion of long-term debt	3.05%	$1,586	$986
U.S. dollar commercial paper	― %	―	―
Other borrowings	5.35%	97	99
Total short-term borrowings and current portion of long-term debt		$1,683	$1,085

The following weighted-average effective interest rate table reflects the combined effects of interest rate and currency swaps at December 31, 2013 and 2012.

Weighted-Average Effective Interest Rate

	Total
At December 31	2013	2012
Short-term	3.18%	3.91%
Long-term	2.56%	3.16%

Maturities of long-term debt for the five years subsequent to December 31, 2013 are as follows (in millions):

						After
2014	2015	2016	2017	2018		2018	Total
$1,586	$109	$996	$720	$	―	$2,501	$5,912

Long-term debt payments due in 2014 and 2017 include floating rate notes totaling $156 million (classified as current portion of long-term debt) and $71 million (included in other borrowings in the long-term debt table), respectively, as a result of put provisions associated with these debt instruments.

The floating rate notes contain put provisions granting the holders the option to require 3M to repurchase the securities on certain dates. Under the terms of the floating rate notes due in 2044, holders have an annual put feature. 3M would be required to repurchase these securities at 100 percent of par value from 2014 and every anniversary thereafter until final maturity. Under the terms of the floating rate notes due in 2027, 2040, and 2041, holders have put options that commence ten years after the date of issuance and each third anniversary thereafter until final maturity. 3M would be required to repurchase these securities at various prices, ranging from 99 percent to 100 percent of par value according to the redemption schedules for each security. In 2013, 2011, 2010, 2009 and 2008, 3M was required to repurchase an immaterial amount of principal on the aforementioned floating rate notes.

The Company has a “well-known seasoned issuer” shelf registration statement, effective August 5, 2011, which registers an indeterminate amount of debt or equity securities for future sales. In September 2011, in connection with this August 5, 2011 shelf registration statement, 3M established a $3 billion medium-term notes program (Series F), from which 3M issued $1 billion aggregate principal amount of five-year fixed rate medium-term notes with a coupon rate of 1.375%. In June 2012, 3M issued $650 million aggregate principal amount of five-year fixed rate medium-notes due 2017 with a coupon rate of 1.000% and $600 million aggregate principal amount of ten-year fixed rate medium-term notes due 2022 with a coupon rate of 2.000%, which were both issued from this $3 billion medium-term notes program (Series F). The designated use of these proceeds is for general corporate purposes.

In connection with a prior “well-known seasoned issuer” shelf registration, in June 2007 the Company established a $3 billion medium-term notes program. Three debt securities were issued under this medium-term notes program. First, in December 2007, 3M issued a five-year, $500 million, fixed rate note with a coupon rate of 4.65%, which matured in December 2012. Second, in August 2008, 3M issued a five-year, $850 million, fixed rate note with a coupon rate of 4.375%, which matured in August 2013. Third, in October 2008, the Company issued a three-year $800 million, fixed rate note with a coupon rate of 4.50%. The Company entered into interest rate swaps to convert this $800 million note to a floating rate. This three-year fixed rate note and related interest rate swaps matured in the fourth quarter of 2011.

The Company also issued notes under a $1.5 billion medium-term note program established in December 2003. In March 2007, the Company issued a 30-year, $750 million, fixed rate note with a coupon rate of 5.70%. In November 2006, 3M issued a three-year, $400 million, fixed rate note. The Company entered into an interest rate swap to convert this to a rate based on a floating LIBOR index. Both the note and related swap matured in November 2009. In December 2004, 3M issued a 40-year, $60 million floating rate note, with the rate based on a floating LIBOR index. This $1.5 billion medium term note program was replaced by the $3 billion program established in June 2007.

In July 2007, 3M issued a seven-year 5.0% fixed rate Eurobond for an amount of 750 million Euros (carrying value of approximately $1.042 billion in U.S. Dollars at December 31, 2013). In addition, in December 2007, 3M reopened its existing seven year 5.0% fixed rate Eurobond for an additional amount of 275 million Euros (carrying value of approximately $382 million in U.S. Dollars at December 31, 2013). This security was issued at a premium and was subsequently consolidated with the original security in January 2008. Upon the initial debt issuance in July 2007, 3M completed a fixed-to-floating interest rate swap on a notional amount of 400 million Euros as a fair value hedge of a portion of the fixed interest rate Eurobond obligation. In August 2010, the Company terminated 150 million Euros of the notional amount of this swap. As a result, the notional amount remaining after the partial termination is 250 million Euros. The termination of a portion of this swap did not impact the terms of the remaining portion. After these swaps, the fixed rate portion of the Eurobond totaled 775 million Euros and the floating rate portion totaled 250 million Euros.

In November 2013, 3M issued an eight-year 1.875% fixed rate Eurobond for an amount of 600 million Euros (carrying value of approximately $815 million in U.S. Dollars at December 31, 2013). Upon debt issuance, 3M completed a fixed-to-floating interest rate swap on a notional amount of 300 million Euros as a fair value hedge of a portion of the fixed interest rate Eurobond obligation. After this swap, the fixed rate portion of the Eurobond totaled 300 million Euros and the floating rate portion totaled 300 million Euros.

The Company has an AA- credit rating, with a stable outlook, from Standard & Poor's and an Aa2 credit rating, with a stable outlook, from Moody's Investors Service. In September 2012, 3M entered into a $1.5 billion, five-year multi-currency revolving credit agreement, which amended the existing agreement that was entered into in August 2011. This amended agreement extended the expiration date from August 2016 to September 2017. This credit agreement includes a provision under which 3M may request an increase of up to $500 million, bringing the total facility up to $2 billion (at the lenders' discretion). This facility was undrawn at December 31, 2013. In August 2013, 3M entered into a $150 million, one-year committed letter of credit facility with HSBC Bank USA, which replaced the one-year $150 million committed credit facility that was entered into in August 2012. As of December 31, 2013, 3M letters of credit issued under this $150 million committed facility totaled $120 million. In December 2012, 3M entered into a three-year 66 million British Pound (approximately $106 million) committed credit facility agreement with JP Morgan Chase Bank, which is fully drawn as of December 31, 2013. Apart from the committed facilities, an additional $51 million in stand-alone letters of credit are also issued and outstanding at December 31, 2013. The Company also utilized $1 million in international committed lines of credit and $10 million in U.S. committed lines of credit with other banking partners as of December 31, 2013. These lines of credit are utilized in connection with normal business activities. Under both the $1.5 billion and $150 million credit agreements, the Company is required to maintain its EBITDA to Interest Ratio as of the end of each fiscal quarter at not less than 3.0 to 1. This is calculated (as defined in the agreement) as the ratio of consolidated total EBITDA for the four consecutive quarters then ended to total interest expense on all funded debt for the same period. At December 31, 2013, this ratio was approximately 55 to 1. Debt covenants do not restrict the payment of dividends.